Inventories - Disclosure of detailed information about inventory (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Finished goods and goods for resale	€ 11,242	€ 12,064
Work-in-progress, raw materials and manufacturing supplies	9,619	9,136
Amount due from customers for contract work	0	214
Total Inventories	€ 20,861	€ 21,414